Impairments	9 Months Ended
Sep. 30, 2018
Impairments
Impairments

Note 4. Impairments

Skr mn	Jul-Sep 20181	Apr–Jun 20181	Jul-Sep 20172	Jan-Sep 20181	Jan–Sep 20172	Jan-Dec 20172
Expected credit losses, stage 1	1	13	n.a.	11	n.a.	n.a.
Expected credit losses, stage 2	-1	11	n.a.	15	n.a.	n.a.
Expected credit losses, stage 3	-22	1	n.a.	-18	n.a.	n.a.
Impairment of financial assets	n.a.	n.a.	-27	n.a.	-54	-59
Reversal of previous write-downs	n.a.	n.a.	30	n.a.	47	110
Established losses	—	—	—	—	-47	-47
Reserves applied to cover established credit losses	—	—	-1	—	46	46
Recovered credit losses	—	0	1	0	1	1

Net credit losses	-22	25	3	8	-7	51

1Expected credit losses according to IFRS 9.

2Impairments according to IAS 39.

	September 30, 2018				December 31, 2017
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Loans, before expected credit losses	182,060	27,747	1,070	210,877	195,275
Off balance, before expected credit losses	24,202	33,978	2	58,182	77,485

Total, before expected credit losses	206,262	61,725	1,072	269,059	272,760

Loss allowance, loans	-29	-19	-87	-135	-155
Loss allowance, off balance1	0	0	-2	-2	—

Total, loss allowance	-29	-19	-89	-137	-155
Provision ratio	0.01%	0.03%	8.30%	0.05%	0.06%

1Recognized under provision in Consolidated Statement of Financial Position

Loss Allowance, January-September, 2018

	September 30, 2018				December 31, 2017
Skr mn	Stage 1	Stage 2	Stage 3	Total	Total
Opening balance1	-38	-33	-66	-137	-254
Increases due to origination and acquisition	-8	-2	-1	-11	n.a.
Net remeasurement of loss allowance	14	8	-17	5	51
Transfer to stage 1	0	0	—	0	n.a.
Transfer to stage 2	1	-1	—	0	n.a.
Transfer to stage 3	—	0	0	0	n.a.
Decreases due to derecognition	4	10	0	14	n.a.
Decrease in allowance account due to write-offs	—	—	—	—	46
Exchange-rate differences2	-2	-1	-5	-8	2

Closing balance	-29	-19	-89	-137	-155

1Effect on opening balance after implementation of IFRS 9 Skr 18 million.

2Recognized under Net results of financial transactions in Statement of Comprehensive Income.

3According to IAS 39.